Submission	Aug. 05, 2026
Submission [Line Items]
Central Index Key	0000931182
Registrant Name	ERP OPERATING LTD PARTNERSHIP
Registration File Number	333-287237-01
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES